Employee Benefit Expenses (Including Directors' Emoluments) Number of Non-Director Highest Paid Individuals (Details) - individual	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	3	4	4
HK$10,500,001 – HK$11,000,000 (approximately US$1,346,000 – US$1,410,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$13,500,001 – HK$14,00,000 (approximately US$1,731,000 – US$1,795,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$15,500,001 – HK$16,000,000 (approximately US$1,987,000 – US$2,051,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0
HK$16,00,001 – HK$16,500,000 (approximately US$2,051,000 – US$2,116,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	2
HK$17,500,001 – HK$18,000,000 (approximately US$2,244,000 – US$2,308,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	1
HK$18,00,001 – HK$18,500,000 (approximately US$2,308,000 – US$2,372,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0
HK$24,500,001 – HK$25,000,000 (approximately US$3,141,000 – US$3,205,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$32,000,001 – HK$32,500,000 (approximately US$4,103,000 – US$4,167,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0